Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Dec. 11, 2019	Nov. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Accounts receivable offsetting			$ 159,265.0	$ 157,383.0	$ 176,650.0
Bearing interest			$ 1,330.0	$ 2,381.0	928.0
Capitalization Rate			6.40%	6.35%
Cessao Onerosa [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accounts receivable offsetting		$ 8,319.0
Reimbursement revenue		$ 9,058.0
Brazilian Federal Government [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Bearing interest	$ 43.0
Brazilian Agency Of Petroleum Natural Gas And Biofuels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Other expenses written off			$ 74.0	$ 0.1	$ 0.1